Related-Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related-Party Transactions
22 — Related-Party Transactions
As a result of the Business Combination, as of December 31, 2021, Markel had a 23.4% ownership in the Company and State Farm Mutual Automobile Insurance Company (“State Farm”) had a 15.0% ownership in the Company. As such, both Markel and State Farm are considered related parties.
State Farm
State Farm and Hagerty entered into a master alliance agreement in 2020 to establish an alliance insurance program where State Farm’s customers, through the State Farm agents, would have access to Hagerty features and services which is expected to begin in late 2022. Under this agreement, State Farm paid Hagerty an advanced commission of $20.0 million in 2020 and the parties have entered into a managing general underwriter agreement where the State Farm Classic+ policy will be offered, through State Farm Classic Insurance Company, a new wholly owned subsidiary of State Farm, subject to any applicable state regulatory review and approval. The State Farm Classic+ policy will be available to new and existing customers through the State Farm agents. Hagerty Insurance Agency, LLC would be paid commission under the managing general underwriter agreement and ancillary agreements for servicing the State Farm Classic+ policies along with the opportunity for fee revenue for Hagerty Drivers Club, LLC connected with Hagerty’s membership products and services that, in addition to the State Farm Classic+ policy, are made available to State Farm customers.
Markel
Alliance Agreement
: The Company’s affiliated U.S. and U.K. MGA subsidiaries have personal and commercial lines of business written with Markel-affiliated carriers. The following tables provide information about Markel-affiliated due to insurer liabilities and commission revenue under the agreement with Markel subsidiaries:

	December 31,
	2021	2020
	in thousands (except percentages)
Due to insurer	$54,850	$45,593
Percent of total	95%	93%

	Year Ended December 31,
	2021	2020
Commission revenue	$239,432	$216,033
Percent of total	90%	91%

Reinsurance Agreement
: Under a quota share agreement with Evanston, Hagerty Re reinsured 60% and 50% of the risks for the years ended December 31, 2021 and 2020, respectively, written through the Company’s U.S. MGAs. Additionally, in the first quarter of 2021, Hagerty Re began reinsuring risks produced by the Company’s U.K. MGA and underwritten by Markel International Insurance Company Limited under a 60% quota share agreement. All balances listed below are related to business with a Markel affiliate:

	2021	2020
Assets	in thousands
Premiums receivable	$72,697	$49,938
Deferred acquisition costs, net	78,449	55,833

Total assets	$151,146	$105,771

Liabilities
Losses payable	$33,459	$21,049
Provision for unpaid losses and loss adjustment expenses	70,680	53,281
Unearned premiums	167,541	118,207
Commissions payable	59,511	42,644

Total liabilities	$331,191	$235,181

	Year Ended December 31,
	2021	2020
Revenue	in thousands
Earned premium	$281,794	$214,112

Expenses
Ceding commission	$134,946	$103,479
Losses and loss adjustment expenses	116,396	86,906

Total expenses	$251,342	$190,385